Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 6. Stock-Based Compensation

        In connection with the TruGreen Spin-off, on January 14, 2014, we distributed all of New TruGreen's common stock to our stockholders. Following the distribution, our employees held equity incentive awards covering shares of New TruGreen common stock as well as equity incentive awards covering shares of our common stock, and employees who transferred to New TruGreen held equity incentive awards covering shares of our common stock as well as equity incentive awards covering shares of New TruGreen common stock.

        To align the interests of our continuing employees and the interests of New TruGreen's employees with their respective employers, on February 14, 2014, we and New TruGreen extended offers to each other's employees to allow them to tender their equity awards covering shares of their non-employing entity to the respective issuer and subsequently to apply the proceeds of any such tendered equity awards to subscribe for equity awards in their respective employers at the then-current fair market value ($12.00, in the case of our common stock, and $3.75, in the case of New TruGreen common stock). As a result of this program, on March 18, 2014, we accepted tenders of 199,075 shares of our common stock and DSUs from New TruGreen employees and issued 237,762 shares of our common stock and DSUs to our continuing employees. There was also a small number of RSUs exchanged.

        In connection with the TruGreen Spin-off, we adjusted the exercise price of options held by our employees to reflect the fair market value of our common stock after giving effect to the TruGreen Spin-off by multiplying the exercise price of such options immediately prior to the TruGreen Spin-off by a fraction, the numerator of which was the fair market value of a share of our common stock immediately following the TruGreen Spin-off ($12.00 per share) and the denominator of which was the fair market value of a share of our common stock immediately prior to the TruGreen Spin-off ($15.75 per share), or the "Option Conversion Ratio."

        To allow our employees to retain the intrinsic value of their stock options prior to the TruGreen Spin-off, we also adjusted the number of shares underlying the options of such employees. The number of shares underlying the options was adjusted by dividing the number of shares underlying the options held by each employee by the Option Conversion Ratio. We refer to these adjustments collectively as the "Option Conversion." The change in the number of shares underlying options and the adjustment of the exercise price pursuant to the Option Conversion represent modifications to our share based compensation awards. As a result of the Option Conversion we compared the fair value of the awards following the TruGreen Spin-off with the fair value of the original awards. The comparison did not yield incremental value. Accordingly, we did not record any incremental compensation expense as a result of the Option Conversion.

        For the nine months ended September 30, 2014 and 2013, the Company recognized stock-based compensation expense of $5 million ($3 million, net of tax) and $3 million ($2 million, net of tax), respectively. As of September 30, 2014, there was $17 million of total unrecognized compensation costs related to non-vested stock options, restricted share units and restricted shares granted under the Amended and Restated ServiceMaster Global Holdings, Inc. Stock Incentive Plan ("MSIP"). These remaining costs are expected to be recognized over a weighted-average period of 2.79 years.

        On June 13, 2014, the Company formally adopted the 2014 Omnibus Incentive Plan to provide for the grants of long-term incentive compensation to our directors, officers and associates, for which there were grants of 5,784 restricted shares as of September 30, 2014. Upon adoption of the 2014 Omnibus Incentive Plan, the Company froze the MSIP and will make no further grants thereunder.

Note 17. Stock-Based Compensation

        The board of directors and stockholders of the Company have adopted the Amended and Restated ServiceMaster Global Holdings, Inc. Stock Incentive Plan (the "MSIP"). The MSIP provides for the sale of shares and deferred share units ("DSUs") of the Company's stock to SvM's executives, officers and other employees and to the Company's directors as well as the grant of restricted stock units ("RSUs"), performance-based RSUs and options to purchase shares of the Company's stock to those individuals. DSUs represent a right to receive a share of common stock in the future. The board of directors of the Company, or a committee designated by it, selects the SvM executives, officers and employees and the Company's directors eligible to participate in the MSIP and determines the specific number of shares to be offered or options to be granted to an individual. A maximum of 10,396,667 shares of the Company's stock is authorized for issuance under the MSIP. The Company currently intends to satisfy any need for shares of common stock of the Company associated with the settlement of DSUs, vesting of RSUs or exercise of options issued under the MSIP through those new shares available for issuance or any shares repurchased, forfeited or surrendered from participants in the MSIP.

        All option grants under the MSIP have been, and will be, non-qualified options with a per-share exercise price no less than the fair market value of one share of the Company's stock on the grant date. Any stock options granted will generally have a term of ten years and vesting will be subject to an employee's continued employment. The board of directors of the Company, or a committee designated by it, may accelerate the vesting of an option at any time. In addition, vesting of options will be accelerated if the Company experiences a change in control (as defined in the MSIP) unless options with substantially equivalent terms and economic value are substituted for existing options in place of accelerated vesting. Vesting of options will also be accelerated in the event of an employee's death or disability (as defined in the MSIP). Upon a termination for cause (as defined in the MSIP), all options held by an employee are immediately cancelled. Following a termination without cause, vested options will generally remain exercisable through the earliest of the expiration of their term or three months following termination of employment (one year in the case of death, disability or retirement at normal retirement age). Unless sooner terminated by the board of directors of the Company, the MSIP will remain in effect until November 20, 2017.

        In 2013, 2012 and 2011, the Company completed various equity offerings to certain executives, officers and employees of SvM pursuant to the MSIP. The shares sold and options granted in connection with these equity offerings are subject to and governed by the terms of the MSIP. In connection with these offerings, the Company sold a total of 437,622; 81,899; and 330,356 shares of common stock in 2013, 2012 and 2011, respectively, at a weighted average purchase price of 15.33 per share in 2013, $21.98 per share in 2012 and $16.50 per share in 2011. In addition, the Company granted SvM's executives, officers and employees options to purchase 1,609,963; 337,404; and 1,520,252 shares of the Company's common stock in 2013, 2012 and 2011, respectively, at a weighted average exercise price of $15.24 per share for options issued in 2013, $22.01 per share for options issued in 2012 and $16.50 per share for options issued in 2011. These options are subject to and governed by the terms of the MSIP. The per share purchase price and exercise price was based on the determination by the Compensation Committee of the Company of the fair market value of the common stock of the Company as of the purchase/grant dates.

        All options granted to date generally will vest in four equal annual installments, subject to an employee's continued employment. The four-year vesting period is the requisite service period over which compensation cost will be recognized on a straight-line basis for all grants. All options issued are accounted for as equity-classified awards. The non-cash stock-based compensation expense associated with the MSIP is pushed down from the Company and recorded in the Company's Consolidated Financial Statements.

        The value of each option award was estimated on the grant date using the Black-Scholes option valuation model that incorporates the assumptions noted in the following table. For options granted in 2013, 2012 and 2011, the expected volatilities were based on the historical and implied volatilities of the publicly traded stock of a group of companies comparable to the Company. The expected life represents the period of time that options granted are expected to be outstanding and was calculated using the simplified method as outlined by the SEC in Staff Accounting Bulletins No. 107 and 110. The risk-free interest rates were based on the U.S. Treasury securities with terms similar to the expected lives of the options as of the grant dates.

	Year Ended December 31,
Assumption	2013	2012	2011
Expected volatility	49.2% - 49.6%	49.2% - 50.3%	31.0% - 50.3%
Expected dividend yield	0.0%	0.0%	0.0%
Expected life (in years)	6.3	6.3	6.3
Risk-free interest rate	1.69% - 2.02%	0.78% - 1.43%	1.07% - 2.65%

        The weighted-average grant-date fair value of the options granted during 2013, 2012 and 2011 was $7.55, $10.59 and $6.47 per option, respectively. The Company has applied a forfeiture assumption of 18.8 percent per annum in the recognition of the expense related to these options, with the exception of the options held by the Company's CEO for which the Company has applied a forfeiture rate of zero.

        A summary of option activity under the MSIP as of December 31, 2013, and changes during the year then ended is presented below:

	Stock Options	Weighted Avg. Exercise Price	Weighted Avg. Remaining Contractual Term (in years)
Total outstanding, December 31, 2012	5,978,790	$15.74
Granted to employees	1,609,963	$15.24
Exercised	(53,333)	$15.00
Forfeited	(632,748)	$16.82
Expired	(1,597,039)	$15.47

Total outstanding, December 31, 2013	5,305,633	$15.54	5.81

Total exercisable, December 31, 2013	3,287,035	$15.23	3.57

        The Company granted SvM's executives, officers and employees 691,441; 48,095; and 233,636 RSUs in 2013, 2012 and 2011, respectively, with weighted average grant date fair values of $17.09 per unit for 2013, $22.35 per unit in 2012 and $16.50 per unit in 2011, which was equivalent to the then current fair value of the Company's common stock at the grant date. All RSUs outstanding as of December 31, 2013 will vest in three equal annual installments, subject to an employee's continued employment. Upon vesting, each RSU will be converted into one share of the Company's common stock.

        A summary of RSU activity under the MSIP as of December 31, 2013, and changes during the year then ended is presented below:

	RSUs	Weighted Avg. Grant Date Fair Value
Total outstanding, December 31, 2012	223,849	$17.40
Granted to employees	691,441	$17.09
Vested	(119,834)	$16.79
Forfeited	(316,126)	$18.86

Total outstanding, December 31, 2013	479,330	$16.04

        During the years ended December 31, 2013, 2012 and 2011, the Company recognized stock-based compensation expense of $4 million ($3 million, net of tax), $7 million ($4 million, net of tax) and $8 million ($5 million, net of tax), respectively. As of December 31, 2013, there was $17 million of total unrecognized compensation costs related to non-vested stock options and RSUs granted by the Company under the MSIP. These remaining costs are expected to be recognized over a weighted-average period of 3.08 years.

        In 2012, the Company modified options held by certain executive officers of SvM. These modifications resulted in $1 million in additional stock compensation expense, which was recorded during 2012. There were no stock option modifications in 2013 and 2011.